RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

15. RELATED PARTY TRANSACTIONS

(a) Key management compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company, and comprise the Company's Chief Executive Officer, Chief Financial Officer, Chief Operating Officer, President and Directors.

For the year ended	December 31, 2025	December 31, 2024
Director fees	$444	$265
Salaries, consulting and management fees	1,569	2,071
Share-based compensation	1,551	855
Total	$3,564	$3,191

As at December 31,	2025	2024
Amount included in accounts payable and accrued liabilities	$9	$303

(b) Sailfish Royalty Corp. ("Sailfish")

Sailfish is a publicly traded company related by common shareholders and directors. In addition to the Sailfish Silver Loan (Note 12 (b)), during the year ended December 31, 2025, the Company's had the following transactions with Sailfish:

Gold stream sales

  The Company sold 61 (2024: 782) ounces of gold to Sailfish for $51 (2024: $468) which is recognized as production service revenue.
  The Company received advances of $nil (2024: $384) for the sale of gold ounces.

As at December 31, 2025, a balance of $10 was receivable from Sailfish and is included in receivables (December 31, 2024: $70).

Royalty fee

Sailfish is entitled to a 2% NSR royalty of the production of all gold and silver ounces from San Albino Mine, excluding the certain area of interest, as defined in the amended gold stream agreement entered into in November 2018.

During the year ended December 31, 2025, a royalty fee of $2,366 (2024: $975) was payable to Sailfish and is included in production costs in the consolidated statement of income.

As at December 31, 2025, a balance of $773 (2024: $432) was payable to Sailfish and is included in accounts payable and accrued liabilities.

Silver Option Agreement

On April 28, 2025, the Company received $1,000 from Sailfish for exercise of Silver Option (Refer Note 12(b)). The Company delivered 17,661 ounces (2024: nil) of silver to Sailfish pursuant to the option exercised by Sailfish.

(c) Wexford

Wexford is the Company's largest shareholder and exercises significant influence over the Company. In addition to the Revised Wexford Loan, during the year ended December 31, 2025, the Company had following transactions with Wexford:

  On March 27, 2025, the Company acquired the Moss Mine from Wexford EGA, an entity owned by Wexford. Refer to Note 6.
  On October 28, 2025, the Company closed a non-brokered private placement with funds managed by Wexford Capital LP, issuing 1,875,000 common shares for gross proceeds of $10,719 (C$15,000).

(d) Tes‐Oro Mining Group, LLC ("Tes-Oro")

Tes-Oro is a private company controlled by the Company's Chief Operating Officer. Tes-Oro is a full-service engineering, procurement and construction management firm working with the Company. During the year ended December 31, 2025, the Company expensed fees relating to consulting services of $46 (2024: $9) and $96 (2024: $38) in general office expenses. Amounts payable to Tes-Oro as at December 31, 2025, were $9 (December 31, 2024: $9).